Deposits - Summary of Deposits (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2015	Mar. 31, 2014
Demand accounts:
Non-interest bearing, Weighted Average Rate	0.00%	0.00%
Crystal Checking, Weighted Average Rate	0.15%	0.15%
NOW, Weighted Average Rate	0.05%	0.10%
Super NOW, Weighted Average Rate	0.10%	0.15%
Money Market, Weighted Average Rate	0.15%	0.15%
Net demand accounts, Weighted Average Rate	0.08%	0.10%
Savings and club accounts, Weighted Average Rate	0.16%	0.15%
Certificates of deposit, Weighted Average Rate	1.25%	1.24%
Total Deposits, Weighted Average Rate	0.92%	0.91%
Non-interest bearing, Amount	$ 12,897	$ 17,101
Crystal Checking, Amount	11,640	13,281
NOW, Amount	24,830	24,550
Super NOW, Amount	473	205
Money Market, Amount	17,152	19,958
Demand accounts, Total	66,992	75,095
Savings and club accounts, Amount	138,631	149,981
Certificates of deposit, Amount	493,853	538,836
Total Deposits	$ 699,476	$ 763,912
Non-interest bearing, Percent	1.85%	2.24%
Crystal Checking, Percent	1.66%	1.74%
NOW, Percent	3.55%	3.21%
Super NOW, Percent	0.07%	0.03%
Money Market, Percent	2.45%	2.61%
Demand accounts Total, Percent	9.58%	9.83%
Savings and club accounts, Percent	19.82%	19.63%
Certificates of deposit, Percent	70.60%	70.54%
Total Deposits, Percent	100.00%	100.00%